Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Columbia Mortgage Opportunities Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Account Value	$ 12,766	$ 12,766	$ 12,766	$ 12,365	$ 13,779	$ 14,942	$ 12,120	$ 12,696	$ 11,853	$ 11,232	$ 10,257	$ 10,173
Average Annual Return, Percent	3.24%	0.11%	2.78%
Columbia Mortgage Opportunities Fund (Class A) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	0.13%	(0.51%)	2.47%
Columbia Mortgage Opportunities Fund (Advisor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,484	$ 13,484	$ 13,484	13,026	14,481	15,665	12,685	13,241	12,330	11,655	10,628	10,524
Average Annual Return, Percent	3.51%	0.36%	3.03%
Columbia Mortgage Opportunities Fund (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 12,210	$ 12,210	$ 12,210	11,915	13,364	14,616	11,944	12,607	11,858	11,321	10,416	10,409
Average Annual Return, Percent	1.50%	(0.64%)	2.02%
Columbia Mortgage Opportunities Fund (Class C) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	2.47%	(0.64%)	2.02%
Columbia Mortgage Opportunities Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,498	$ 13,498	$ 13,498	13,024	14,479	15,663	12,684	13,253	12,342	11,666	10,627	10,524
Average Annual Return, Percent	3.64%	0.37%	3.05%
Columbia Mortgage Opportunities Fund (Institutional 2 Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 13,563	$ 13,563	$ 13,563	13,097	14,553	15,737	12,739	13,291	12,370	11,688	10,649	10,534
Average Annual Return, Percent	3.56%	0.41%	3.09%
Columbia Mortgage Opportunities Fund (Institutional 3 Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 13,498	$ 13,498	$ 13,498	13,029	14,468	15,635	12,639	13,193	12,273	11,590	10,575	10,488
Average Annual Return, Percent	3.60%	0.46%	3.04%
FTSE One Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE One-Month U.S. Treasury Bill Index
Account Value	$ 11,530	$ 11,530	$ 11,530	10,924	10,573	10,564	10,556	10,393	10,168	10,047	10,011	10,002
Average Annual Return, Percent	5.54%	2.10%	1.43%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,329	$ 11,329	$ 11,329	$ 11,183	$ 11,428	$ 12,452	$ 12,502	$ 11,426	$ 10,739	$ 10,780	$ 10,612	$ 10,303
Average Annual Return, Percent	1.31%	(0.17%)	1.26%